COMMITMENTS	12 Months Ended
Nov. 30, 2012
Notes to Financial Statements
COMMITMENTS

10.       COMMITMENTS

The Company is committed to paying half of one half percent of all gross monies received by the Company from revenue produced from products derived from the use of all the formula listed in the Assets Purchase Agreement. In addition a monthly stipend of CAD $15,000 per month is to be paid commencing from receipt of monies from the first contract signed to purchase products derived from the use of the formulae for a period of five years from the date of the Amended Asset Purchase Agreement (Note 7).